Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 1,233
2027	1,224
2028	1,013
2029	21
Total undiscounted lease payments	3,491
Less: imputed interest	(257)
Present value of lease liabilities	$ 3,234